Related party disclosures	12 Months Ended
Dec. 31, 2017
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Related party disclosures

31. Related party disclosures

	2017 $m	2016 $m	2015 $m
Total compensation of key management personnel
Short-term employment benefits	21.3	19.2	19.5
Contributions to defined contribution pension plans	0.6	0.8	0.7
Equity compensation benefits	10.2	7.4	6.2
Termination benefits	1.9	—	—
	34.0	27.4	26.4

There were no other transactions with key management personnel during the years ended 31 December 2017, 2016 or 2015.

Key management personnel comprises the Board and Executive Committee.

Related party disclosures for associates and joint ventures are as follows:

	Associates			Joint ventures			Total
	2017 $m	2016 $m	2015 $m	2017 $m	2016 $m	2015 $m	2017 $m	2016 $m	2015 $m
Revenue from associates and joint ventures	8	5	3	1	1	–	9	6	3
Loans to associates	—	9	7	—	—	—	—	9	7
Other amounts owed by associates and joint ventures	2	1	2	—	—	—	2	1	2

In addition, loans both to and from the Barclay associate of $237m (2016: $237m) are offset in accordance with the provisions of IAS 32 and presented net in the Group statement of financial position. Interest payable and receivable under the loans is equivalent (average interest rate of 2.0% in 2017 (2016: 1.4%)) and presented net in the Group income statement.

During 2015, short-term advances of $22m were made to the Barclay associate which were repaid on 31 December 2015.